Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 12,757,687
Ending balance	12,448,565	R$ 12,757,687
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,121,411
Ending balance	6,251,813	5,121,411
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,216,362
Ending balance	22,698,328	17,216,362
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,121,411
Ending balance	6,251,813	5,121,411
Loans and advances to customers | Personal loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,579,283
Ending balance	5,463,781	3,579,283
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,017,159
Ending balance	3,392,500	3,017,159
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,798,318
Ending balance	6,870,565	4,798,318
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	700,191
Ending balance	719,669	700,191
Gross carrying amount [member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,216,362	8,790,058
Settled contracts	(5,346,428)	(3,393,175)
Write-off for loss	(156,665)	(67,616)
Origination/receipt	(10,985,059)	(11,887,095)
Ending balance	22,698,328	17,216,362
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	5,121,411	3,471,355
Settled contracts	(790,798)	(819,772)
Write-off for loss	(13,488)	(17,476)
Origination/receipt	(1,934,687)	(2,487,304)
Ending balance	6,251,812	5,121,411
Gross carrying amount [member] | Loans and advances to customers | Personal loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,579,283	1,653,557
Settled contracts	(415,369)	(929,566)
Write-off for loss	(65,730)	(41,684)
Origination/receipt	(2,365,599)	(2,896,976)
Ending balance	5,463,783	3,579,283
Gross carrying amount [member] | Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,017,159	1,582,869
Settled contracts	(2,126,416)	(969,745)
Write-off for loss	(6,947)	(2,269)
Origination/receipt	(2,508,704)	(2,406,304)
Ending balance	3,392,500	3,017,159
Gross carrying amount [member] | Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,798,318	1,904,640
Settled contracts	(1,424,800)	(515,975)
Write-off for loss	(70,500)	(6,187)
Origination/receipt	(3,567,546)	(3,415,840)
Ending balance	6,870,564	4,798,318
Gross carrying amount [member] | Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	700,191	177,637
Settled contracts	(589,045)	(158,117)
Write-off for loss	0	0
Origination/receipt	(608,523)	(680,671)
Ending balance	719,669	700,191
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	16,156,722	8,291,501
Transfer to Stage 2	262,326	191,523
Transfer to Stage 3	154,044	217,614
Transfer from Stage 2	93,547	64,894
Transfer from Stage 3	21,504	11,852
Settled contracts	(4,783,692)	(3,138,182)
Write-off for loss	(4,316)	(10,675)
Origination/receipt	(9,708,107)	(11,360,856)
Ending balance	20,775,502	16,156,722
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	406,410	239,098
Transfer to Stage 1	93,547	64,894
Transfer to Stage 3	63,756	26,716
Transfer from Stage 1	262,326	191,523
Transfer from Stage 3	22,955	8,622
Settled contracts	(129,711)	(84,042)
Write-off for loss	(24,461)	(7,820)
Origination/receipt	(536,825)	(150,639)
Ending balance	917,041	406,410
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,782,311	3,186,942
Transfer to Stage 2	121,381	136,470
Transfer to Stage 3	61,009	64,869
Transfer from Stage 2	83,149	63,128
Transfer from Stage 3	15,438	11,007
Settled contracts	(697,843)	(719,768)
Write-off for loss	(554)	(202)
Origination/receipt	(1,842,955)	(2,442,543)
Ending balance	5,843,066	4,782,311
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	224,817	185,080
Transfer to Stage 1	83,149	63,128
Transfer to Stage 3	28,657	20,080
Transfer from Stage 1	121,381	136,470
Transfer from Stage 3	12,376	8,505
Settled contracts	(38,157)	(50,792)
Write-off for loss	(567)	(1,676)
Origination/receipt	(72,589)	(30,438)
Ending balance	280,633	224,817
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,375,417	1,573,668
Transfer to Stage 2	90,452	32,529
Transfer to Stage 3	84,468	55,621
Transfer from Stage 2	6,801	935
Transfer from Stage 3	836	429
Settled contracts	(360,885)	(900,960)
Write-off for loss	(2,960)	(8,144)
Origination/receipt	(2,097,055)	(2,797,639)
Ending balance	4,941,344	3,375,417
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	86,023	32,718
Transfer to Stage 1	6,801	935
Transfer to Stage 3	31,142	6,349
Transfer from Stage 1	90,452	32,529
Transfer from Stage 3	548	97
Settled contracts	(25,423)	(14,280)
Write-off for loss	(3,538)	(4,981)
Origination/receipt	(180,391)	(47,224)
Ending balance	290,510	86,023
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	2,962,935	1,579,384
Transfer to Stage 2	909	3,190
Transfer to Stage 3	6,099	20,918
Transfer from Stage 2	2,118	0
Transfer from Stage 3	5,227	0
Settled contracts	(2,098,349)	(968,510)
Write-off for loss	(802)	(22)
Origination/receipt	(2,514,861)	(2,376,191)
Ending balance	3,378,982	2,962,935
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,923	1,298
Transfer to Stage 1	2,118	0
Transfer to Stage 3	2,634	0
Transfer from Stage 1	909	3,190
Transfer from Stage 3	10,006	0
Settled contracts	(133)	(1,235)
Write-off for loss	(35)	(61)
Origination/receipt	(442)	(1,731)
Ending balance	10,476	4,923
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,335,868	1,773,870
Transfer to Stage 2	49,584	19,334
Transfer to Stage 3	933	76,206
Transfer from Stage 2	1,479	831
Transfer from Stage 3	3	416
Settled contracts	(1,037,570)	(390,827)
Write-off for loss	0	(2,307)
Origination/receipt	(2,644,732)	(3,049,425)
Ending balance	5,893,995	4,335,868
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	90,647	20,002
Transfer to Stage 1	1,479	831
Transfer to Stage 3	1,323	287
Transfer from Stage 1	49,584	19,334
Transfer from Stage 3	25	20
Settled contracts	(65,998)	(17,735)
Write-off for loss	(20,321)	(1,102)
Origination/receipt	(284,287)	(71,246)
Ending balance	335,422	90,647
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | 12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	700,191	177,637
Transfer to Stage 2	0	0
Transfer to Stage 3	1,535	0
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Settled contracts	(589,045)	(158,117)
Write-off for loss	0	0
Origination/receipt	(608,504)	(680,671)
Ending balance	718,115	700,191
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	653,230	259,459
Transfer to Stage 1	21,504	11,852
Transfer to Stage 2	22,955	8,622
Transfer from Stage 1	154,044	217,614
Transfer from Stage 2	63,756	26,716
Settled contracts	(433,025)	(170,951)
Write-off for loss	(127,888)	(49,121)
Origination/receipt	(740,127)	(389,987)
Ending balance	1,005,785	653,230
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	114,283	99,333
Transfer to Stage 1	15,438	11,007
Transfer to Stage 2	12,376	8,505
Transfer from Stage 1	61,009	64,869
Transfer from Stage 2	28,657	20,080
Settled contracts	(54,798)	(49,212)
Write-off for loss	(12,367)	(15,598)
Origination/receipt	(19,143)	(14,323)
Ending balance	128,113	114,283
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	117,843	47,171
Transfer to Stage 1	836	429
Transfer to Stage 2	548	97
Transfer from Stage 1	84,468	55,621
Transfer from Stage 2	31,142	6,349
Settled contracts	(29,061)	(14,326)
Write-off for loss	(59,232)	(28,559)
Origination/receipt	(88,153)	(52,113)
Ending balance	231,929	117,843
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	49,301	2,187
Transfer to Stage 1	5,227	0
Transfer to Stage 2	10,006	0
Transfer from Stage 1	6,099	20,918
Transfer from Stage 2	2,634	0
Settled contracts	(27,934)	0
Write-off for loss	(6,110)	(2,186)
Origination/receipt	(5,715)	(28,382)
Ending balance	3,042	49,301
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	371,803	110,768
Transfer to Stage 1	3	416
Transfer to Stage 2	25	20
Transfer from Stage 1	933	76,206
Transfer from Stage 2	1,323	287
Settled contracts	(321,232)	(107,413)
Write-off for loss	(50,179)	(2,778)
Origination/receipt	(638,527)	(295,169)
Ending balance	641,147	371,803
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Rural loans | Lifetime expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0
Transfer to Stage 1	0
Transfer to Stage 2	0
Transfer from Stage 1	1,535
Transfer from Stage 2	0
Settled contracts	0
Write-off for loss	0
Origination/receipt	(19)
Ending balance	R$ 1,554	R$ 0